Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Carrying Amounts and Fair Values of the Financial Instruments	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Carrying amount [Member]
Financial assets
Financial assets, at fair value through profit or loss	RM 74,599	$ 15,814	RM 72,793
Financial assets, at fair value through other comprehensive income	44,375,928	9,407,260	38,368,829
Liabilities
Warrant liabilities	7,614,909	1,614,286	1,964,335
Fair value [Member]
Financial assets
Financial assets, at fair value through profit or loss	74,599	15,814	72,793
Financial assets, at fair value through other comprehensive income	44,375,928	9,407,260	38,368,829
Liabilities
Warrant liabilities	RM 7,614,909	$ 1,614,286	RM 1,964,335